THE OLSTEIN FINANCIAL ALERT FUND
                                                                     a series of
                                                               THE OLSTEIN FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION
                                 CLASS C SHARES
                              ADVISER CLASS SHARES

                                 January 5, 2001
                          (as amended on March 7, 2001)






          Information about the Fund is included in its Prospectus dated January 5, 2001, which may be obtained without charge from the Fund by writing to the address or calling the telephone number listed below. The Fund offers Class C shares and Adviser Class shares. Class C shares are offered directly to the public and shares of the Adviser Class are only offered for sale through financial advisers such as broker-dealers, investment advisers or financial planners. No investment in shares of the Fund should be made without first reading the Prospectus. Information from the Annual Report has been incorporated into this Statement of Additional Information by reference. A copy of the Annual Report may be obtained free of charge from the address and telephone number below.



                               INVESTMENT MANAGER
                                 AND DISTRIBUTOR
                                 ---------------

                           Olstein & Associates, L.P.
                              4 Manhattanville Road
                               Purchase, NY 10577
                                 1-800-799-2113



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JANUARY 5, 2001. PLEASE RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS
                                -----------------

                History and Classification                              3

                Investment Strategies and Risks                         3

                Investment Restrictions                                 7

                Portfolio Turnover                                     10

                Management of the Fund                                 10

                Control Persons and Principle Holders of Securities    12

                Investment Manager                                     13

                Distributor                                            14

                Administrator                                          16

                Transfer Agent and Fund Accountant                     17

                Custodian                                              17

                Allocation of Portfolio Brokerage                      18

                Capital Stock                                          19

                Purchase of Shares                                     20

                Redemptions                                            21

                Distributions                                          21

                Taxation                                               22

                General Information                                    23

                Performance                                            23

                Financial Statements                                   25

                        THE OLSTEIN FINANCIAL ALERT FUND


                           HISTORY AND CLASSIFICATION

          The Olstein Financial Alert Fund (the "Fund") is the first and only series of The Olstein Funds (the "Trust"), which is an open-end management investment company. The Fund maintains a diversified portfolio of investments selected in accordance with its investment objectives and policies. The Trust was organized as a Delaware business trust on March 31, 1995.

                         INVESTMENT STRATEGIES AND RISKS

          The Fund's primary objective is to achieve long-term capital appreciation, and its secondary objective is income. The Fund's investment objectives are fundamental, which means that they may not be changed without shareholder approval. The Fund seeks to achieve its objectives by making investments selected according to its investment policies and restrictions. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

PRIMARY INVESTMENT - COMMON STOCK
---------------------------------

          To achieve its primary objective, the Fund invests in common stock of companies that Olstein & Associates, L.P. (the "Investment Manager") determines to be undervalued. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

OTHER EQUITY INVESTMENTS
------------------------

Convertible Securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).

          As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. Income streams of convertible securities are generally higher in yield than the income derivable from a common stock, but lower than that afforded by a non-convertible debt security. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount greater than the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for as long as the Investment Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

Warrants. The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

American Depository Receipts. The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S.

bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." Sponsored ADRs are issued jointly by the issuer of the underlying security and a depository, whereas unsponsored ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income that may be distributed to shareholders.

          Investments in ADRs may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies. Also there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and/or diplomatic actions of foreign governments. These include imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, and establishment of exchange controls at the adoption of other foreign governmental restrictions which might adversely affect the value of a foreign issuer's stock. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

PREFERRED STOCK
---------------

          Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.

          If the Investment Manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing a substantial portion of its assets in other types of securities.

MONEY MARKET INSTRUMENTS
------------------------

          The Fund will select money market securities for investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are:

        o   repurchase agreements                 o   U.S. Government securities
        o   certificates of deposit               o   commercial paper
        o   shares of money market mutual funds

          The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days), which are less affected by price fluctuations than are those with longer maturities. Other than its investments in money market mutual funds, the Fund will not invest in other investment companies. The Fund's investments in money market mutual funds may be made only in accordance with the limitations imposed by The Investment Company Act of 1940 ("the 1940 Act") and its applicable rules.

U.S. Government Securities. U.S. Government Securities include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issuance. The Fund will only acquire U.S. Government Securities which are supported by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include:

          (a) Treasury bills,

          (b) Treasury bonds,

          (c) Treasury notes, and

          (d) obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

The maturity rates of U.S. Government Securities are as follows:

    1 Year or Less         1 to 10 Years              Greater than 10 Years
    --------------         -------------              ---------------------
    Treasury Bills         Treasury Notes                Treasury Bonds

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time, earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

Commercial Paper. Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal periods payable on demand or having a maturity likewise limited.

Repurchase Agreements. Under a repurchase agreement, the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York. In either case, the Fund will enter into repurchase agreements only when the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States.

          A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally greater than the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security.

          The term of these repurchase agreements will usually be short (from overnight to one week), and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities that are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement.

          As collateral, the Fund will always receive securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian.

          If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, the Investment Manager expects to control these risks through stringent security selection and careful monitoring procedures.

          The Fund's investment in repurchase agreements that do not mature in seven days and other securities for which there is no readily available market for resale, or that are subject to legal or contractual restrictions on resale, may be considered illiquid securities under federal or state law. The Fund will restrict its investment in illiquid securities to not more than 10% of its net assets. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements.

ILLIQUID SECURITIES
-------------------

          The Fund may invest up to 10% of its total assets in  securities  that may be considered illiquid. Illiquid securities include securities with contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities that may not be readily marketable. Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price that reflects the value of that security. The relative illiquidity of some of the Fund's securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

EQUITY SWAP AGREEMENTS
----------------------

          The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities, and, indirectly, to better manage the Fund's ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

          Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index. Forms of swap agreements include equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap"; equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. Parties may also enter into bilateral swap agreements which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

          The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's net assets.

          Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Manager will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                             INVESTMENT RESTRICTIONS

          The Fund has adopted the investment restrictions set forth below in addition to those discussed in the Prospectus. Some of these restrictions are fundamental policies of the Fund, and cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of:

          (1) more than 50% of the outstanding shares, or

          (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

FUNDAMENTAL RESTRICTIONS
------------------------

          As a matter of fundamental policy, the Fund will not:

          (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or securities of other investment companies);

          (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

          (c) make short sales of securities in excess of 25% of the Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

          (d) purchase or sell commodities or commodity contracts;

          (e) make loans of money or securities, except

               o by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or

               o by investment in repurchase agreements (see "Investment Strategies and Risks");

          (f) borrow money, except the Fund may borrow from banks in the following cases:

               o for temporary or emergency purposes not in excess of 5% of the Fund's net assets, or

               o to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's net assets at the time the borrowing was made;

          (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the Fund to maintain accounts for short sales of securities;

          (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

          (i) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

          (j) purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

          (k) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to be investments in the banking industry.

NON-FUNDAMENTAL RESTRICTIONS
----------------------------

          Non-fundamental policies may be changed by the Trust's Board of Trustees, without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

          (a) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

          (b) invest for the purpose of exercising control or management of another company;

          (c) invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended; and

          (d) invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities.

          So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

SHORT SELLING
-------------

          If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

          Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between: (a) the market value of the securities sold short; and

          (b) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale).

          Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such levels that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

                  The value of any securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of any issuer's securities. In addition, short sales will only be made in those securities that are listed on a national exchange. When added together, no more than 25% of the value of the Fund's total net assets will be:

          o deposited as collateral for the obligation to replace securities borrowed to effect short sales; and

          o    allocated to segregated accounts in connection with short sales.

OPTIONS
-------

          Generally, the Fund will only purchase options for hedging purposes and not for speculation. In this regard, the Fund will only purchase call options on underlying securities that are sold short by the Fund. Purchasing call options allows the Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities will generally be held no longer than the Fund maintains a short position in the underlying security.

          The purchase of call options gives the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, the Fund pays a non-refundable premium to the party who sells (writes) the option. This practice allows the Fund to protect itself in the event of an unexpected increase in the price of a security sold short. Premiums paid by the Fund in connection with option purchases will not exceed 5% of the Fund's net assets. Following the purchase of a call option, the Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

          The success of purchasing call options for hedging purposes depends on the Investment Manager's judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If the Investment Manager correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower the Fund's return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and the Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that the Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national exchange and for which there appears to be a liquid secondary market.

          The Fund's activities relating to short sales and any purchase of options on securities for hedging purposes may be considered investments in derivative securities. "Derivative" securities include instruments whose value is based upon, or derived from, some underlying security.

                               PORTFOLIO TURNOVER

          Although the primary objective of the Fund is to achieve long term capital appreciation, the Fund may sell securities to recognize gains or avoid potential for loss without regard to the time it has been held. The Fund intends to follow a strict "buy and sell discipline" under which it will purchase or sell securities whenever the Fund's value criteria are met. When appropriate, the Fund takes into consideration the holding period of the security.

          The Investment Manager believes that adhering to a strict sell discipline when the Fund's value criteria are met reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover produces additional transaction costs (such as brokerage commissions) which are borne by the Fund. High portfolio turnover also may cause adverse tax effects. See "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

          The annualized portfolio turnover rate for the past three years is as follows:

--------------------------------------------------------------------------------
Fiscal Year ended          Fiscal year ended              Fiscal year ended
 August 31, 2000            August 31, 1999                August 31, 1998
--------------------------------------------------------------------------------
   158.44%                      179.33%                          187.44%
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
-------------------------------------------

          The Board of Trustees of the Trust consists of seven individuals, four of whom are not "interested persons" of the Trust or Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

          The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under "Investment Manager," and "Distribution of Shares" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Investment Manager is paid by the Investment Manager and not by the Trust.

          The names, addresses and occupational history of the Trustees and principal executive officers are listed below:

----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                    AGE        POSITION AND OFFICE                  PRINCIPAL OCCUPATION
                                                 WITH THE TRUST                  DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Robert A. Olstein*+                 59     Chairman and President       Chairman, Chief Executive Officer, and Chief
c/o Olstein & Associates, L.P.                                          Investment Officer, Olstein & Associates,
4 Manhattanville Road                                                   L.P., beginning in 2000; Chairman, Chief
Purchase, NY  10577                                                     Executive Officer, Chief Investment Officer
                                                                        and President, Olstein & Associates, L.P.,
                                                                        1994-2000; President, Olstein, Inc., since
                                                                        June 1994; Senior Vice President/Senior
                                                                        Portfolio Manager, Smith Barney Inc. from
                                                                        1982 until 1994.
----------------------------------------------------------------------------------------------------------------------
Neil C. Klarfeld*                   56     Trustee                      Principal, Clarett Group (Real Estate
c/o Clarett Group                                                       Development) since 1998; previously
135 West 50th, 21st Floor                                               Executive Vice President, Park Tower Realty
New York, NY  10020                                                     Corp., since 1979.  Limited Partner, Olstein
                                                                        & Associates, L.P.
----------------------------------------------------------------------------------------------------------------------
Fred W. Lange                       68     Trustee                      President and Portfolio Manager, Lange
123 Lewisburg Road                                                      Financial Services (investment services),
Sussex, NJ  07461                                                       since 1972; Member of the Board of Trustees
                                                                        of Wagner College.
----------------------------------------------------------------------------------------------------------------------
John Lohr                           55     Trustee                      Principal, Lockwood Financial Group Ltd.
10 Valley Stream Parkway                                                (investment services), since January 1996;
Malvern, PA  19355                                                      Attorney, sole practitioner, from 1995 until
                                                                        1996; Senior Vice President, Smith Barney
                                                                        Inc., from 1987 until 1995.
----------------------------------------------------------------------------------------------------------------------
D. Michael Murray                   60     Trustee                      President, Murray, Sheer & Montgomery
1200 New Hampshire Ave., NW                                             (consultants), since 1968.
Suite 430
Washington, DC  20036
----------------------------------------------------------------------------------------------------------------------
Lawrence K. Wein                    58     Trustee                      Vice President-Wholesale Business
c/o ATT/BT Company                                                      Operations, Concert Communications, and
412 Mt. Kemble Avenue                                                   ATT/BT Company, beginning in 2000; Executive
Room 454                                                                Manager, AT&T, Inc., prior 35 years.
Morristown, NJ  07960
----------------------------------------------------------------------------------------------------------------------
Erik K. Olstein*+                   33     Trustee, Secretary,          President and Chief Operating Officer,
c/o Olstein & Associates, L.P.             Assistant Treasurer and      Olstein & Associates, L.P., beginning in
4 Manhattanville Road                      Chief Compliance Officer     2000; Vice President of Sales and Chief
Purchase, NY  10577                                                     Operating Officer, Olstein &
                                                                        Associates, L.P.,1994-2000; Client Liaison,
                                                                        Smith Barney Inc., from 1994 until 1995;
                                                                        Assistant OTC Trader, Lehman Brothers Inc.
                                                                        from 1993 until 1994.
----------------------------------------------------------------------------------------------------------------------
Michael Luper                       32     Chief Accounting Officer     Executive Vice President and Chief Financial
c/o Olstein & Associates, L.P.             and Treasurer                Officer, Olstein & Associates, L.P.,
4 Manhattanville Road                                                   beginning in 2000; Vice President and Chief
Purchase, NY  10577                                                     Financial Officer, Olstein & Associates,
                                                                        L.P., 1994-2000; Client Liaison, Smith
                                                                        Barney Inc., from 1994 until 1995; Auditor
                                                                        (CPA), J. H. Cohn & Company from 1991 until
                                                                        1994.
----------------------------------------------------------------------------------------------------------------------

* Trustees who are "interested persons" as defined in the 1940 Act.

+ Erik K. Olstein is the nephew of Robert A. Olstein, President of The Olstein
  Funds.

COMPENSATION
------------

          For their service as Trustees, the Independent Trustees receive a $2,500 annual fee and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the amount of compensation received by the Trustees from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.


                                                                                                    TOTAL COMPENSATION
                              AGGREGATE              PENSION OR RETIREMENT   ESTIMATED ANNUAL       FROM TRUST AND FUND
NAME AND POSITION             COMPENSATION FROM      BENEFITS ACCRUED AS     BENEFITS UPON          COMPLEX PAID TO
                              FUND                   PART OF FUND EXPENSES   RETIREMENT             TRUSTEES
Robert A. Olstein*               None                    None                   None                   None
Chairman and President

Erik K. Olstein*                 None                    None                   None                   None
Trustee, Secretary and
Assistant Treasurer

Neil C. Klarfeld*                None                    None                   None                   None
Trustee

Fred W. Lange                    $4500                   None                   None                   $4500
Trustee

John Lohr                        $3500                   None                   None                   $3500
Trustee

D. Michael Murray                $4500                   None                   None                   $4500
Trustee

Lawrence K. Wein                 $4500                   None                   None                   $4500
Trustee

* Interested Trustees

                              MANAGEMENT OWNERSHIP

          As of November 30, 2000, the Fund's officers, trustees and members of the Investment Manager as a group owned 16.79% of the Class C shares of the Fund and 14.35% of the Adviser Class shares of the Fund, for a total of 16.66% of the outstanding shares of the Fund.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS
-----------------

          As of November 30, 2000, there were no control persons of the Fund. As of November 30, 2000, the following shareholders were known to own of record or beneficially more than 5% of the outstanding voting shares of the Class C shares, the Adviser Class shares, or the Fund as a whole, as shown:


       Name and Address              Percentage of Class         Percentage of Fund        Ownership
The Lupa Family Trust
Attn:  Gary Gladstein
c/o Soros Fund Management              Class C Shares                  6.92%               Beneficial
888 Seventh Ave., 33rd Floor               7.31%
New York, NY  10106

Albert Fried, Jr.
40 Exchange Place                      Class C Shares                  5.10%                Record
New York, NY  10005                        5.39%

Charles Schwab Company, Inc.
101 Montgomery Street                  Advisor Class Shares            0.93%                Record
San Francisco, CA  94104                   17.37%

Robert A. Olstein
c/o Olstein & Associates, L.P.         Adviser Class Shares                                 Record &
4 Manhattanville Road                      14.35%                      1.07%               Beneficial
Purchase, NY 10577


                               INVESTMENT MANAGER

          Effective August 18, 1995, the Trust entered into an investment management agreement on behalf of the Fund with Olstein & Associates, L.P. (the "Investment Management Agreement"), Olstein & Associates, L.P. provides investment advisory services. The services of the Investment Manager are subject to the supervision and direction of the Trust's Board of Trustees.

          The Investment Manager is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein, Inc., a New York corporation which is wholly-owned by Robert A. Olstein. Because Mr. Olstein owns Olstein, Inc. and is a Trustee of the Fund, Mr. Olstein is considered an affiliated person of both the Investment Manager and the Fund. The Investment Manager has twenty limited partners, who will receive a portion of the income derived from the advisory fee received by the Investment Manager. In addition, some of the limited partners are brokers or dealers who may receive up-front commissions from the Investment Manger for sales of Fund shares, distribution fees for ongoing marketing of Fund shares under a Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), or compensation as broker-dealer employees of companies who execute portfolio transactions for the Fund.

          The Investment Management Agreement must be renewed annually. The Investment Management Agreement will be renewed each year only so long as its renewal and continuance are specifically approved at least annually by:

          (a) the Board of Trustees, or

          (b) by vote of a majority of the outstanding voting securities of the Fund.

          In either case, the terms of the renewal must be approved by the vote of a majority of the Trustees of the Fund who are not parties of the Investment Management Agreement or interested persons of any such party (the "Independent Trustees"). The vote of the Trustees must be cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement will terminate automatically in the event of its assignment.

          According to the Investment Management Agreement, the Fund is obligated to pay the Investment Manager a monthly fee equal to an annual rate of 1% of the Fund's average daily net assets. This fee is higher than that normally charged by funds with similar investment objectives. Each class of shares of the Fund pays its proportionate share of the fee. The advisory fee paid to the Investment Manager for the services provided to the Fund for the past three fiscal years was as follows:

--------------------------------------------------------------------------------
Fiscal Year ended            Fiscal year ended              Fiscal year ended
 August 31, 2000              August 31, 1999                August 31, 1998
--------------------------------------------------------------------------------
 $4,076,772                      $2,876,576                     $2,373,999
--------------------------------------------------------------------------------

                                   DISTRIBUTOR

          Olstein & Associates, L.P. (the "Distributor") acts as distributor of the Fund's shares under an Amended and Restated Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust on behalf of the Fund. The Distributor assists in the sale and distribution of the Fund's shares as well as assisting with the servicing of shareholder accounts. Mr. Robert A. Olstein and Mr. Erik K. Olstein are considered to be affiliated persons of both the Distributor and the Fund.

          The Distributor has sole authority to enter into agreements with Selling Dealers or other parties who offer the Fund's shares for sale and is responsible for the payment of any up-front commissions and 12b-1 fees payable to Selling Dealers or others. The Distribution Agreement also provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

          The Distribution Agreement became effective as of August 18, 1995, and is subject to renewal on an annual basis. The Distribution Agreement will be renewed each year if its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees or, by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement may be terminated in two ways without payment of a penalty:

          (1) as to the Distributor, by the Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the
Fund) on not less than 60 days' written notice; or

          (2) as to the Distributor's own participation, by the Distributor upon 60 days' written notice

          The commissions that the Distributor received as the distributor of the Fund's shares for the last three fiscal years is as follows:

--------------------------------------------------------------------------------
                          TOTAL COMMISSION          AMOUNT RETAINED BY
                          RECEIVED                  DISTRIBUTOR
--------------------------------------------------------------------------------
Fiscal year ended            $420,318                     $420,318
August 31, 2000
--------------------------------------------------------------------------------
Fiscal year ended            $222,640                     $222,640
August 31, 1999
--------------------------------------------------------------------------------
Fiscal year ended             $28,000                      $28,000
August 31, 1998
--------------------------------------------------------------------------------

DISTRIBUTION (RULE 12B-1) PLANS
-------------------------------

          As noted in its prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for each class of its shares (each a "Plan" and collectively, the "Plans").

          For the Class C shares, the Plan provides for the payment of fees of 1.00% per year of the average daily net assets of the class to compensate the Distributor or other persons for their efforts and expenses in connection with the distribution of the shares of the class and the servicing of shareholder accounts. The fees are accrued and may be paid on a monthly basis, based on the Fund's average daily net assets of the Class C shares. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for time spent and expenses incurred in the distribution and promotion of the Class C shares. These include, but are not limited to, sales calls and presentations to potential shareholders, media relations, the printing of prospectuses and reports used for sales purposes, expenses for the preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. In addition, the Plan includes a payment of 0.25% per year of average daily net assets of Class C shares for shareholder servicing costs. Any expense for distribution or shareholder servicing efforts related to Class C shares greater than 1.00% annually will be borne by the Investment Manager without any reimbursement or payment by the Class C shares.

          For the Adviser Class shares, the Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Adviser Class shares and Adviser Class shareholders. The fees are accrued and may be paid on a monthly basis, based on the average daily net assets of the Adviser Class shares. In addition to distribution and shareholder servicing activities such as those described above with respect to the Class C Plan, it is presently anticipated that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals, are able to offer the shares of the class for sale.

          Each Plan has been approved by the Trust's Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments by the Fund constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that each Plan will benefit the Fund and the shareholders of the respective classes. Each Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected class, and all material amendments to the Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

          The Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the Plans should be continued.

          Below are the itemized expenditures made by the Distributor pursuant to payments made under the Class C Plan during the fiscal year ended August 31, 2000:

--------------------------------------------------------------------------------
     Advertising and Printing and Mailing of
         Prospectuses to Other than current
         Shareholders                                                    $59,665
     Compensation to Dealers                                             332,710
     Compensation to Sales Personnel                                     272,659
     Interest or Other Finance Charges                                         0
     Administration and Shareholder Servicing                            252,291
     Other Fees                                                           19,397
--------------------------------------------------------------------------------
         TOTAL                                                          $936,722
--------------------------------------------------------------------------------

                  Below are the itemized expenditures made by the Distributor pursuant to payments made under the Adviser Class Plan:



--------------------------------------------------------------------------------
     Advertising and Printing and Mailing of
         Prospectuses to Other  than Current
         Shareholders                                                     $2,763
     Compensation to Dealers                                              15,408
     Compensation to Sales Personnel                                      12,627
     Interest or Other Finance Charges                                         0
     Administration and Shareholder Servicing                             11,684
     Other Fees                                                              898
--------------------------------------------------------------------------------
         TOTAL                                                           $43,380
--------------------------------------------------------------------------------



                                  ADMINISTRATOR

          Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides certain administrative services to the Fund pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, the administrator:

               o coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund;

               o coordinates with and monitors any other third parties furnishing services to the Fund;

               o provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions;

               o maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties;

               o prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law;

               o prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law;

               o prepares and after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law;

               o reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof;

               o assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings;

               o    monitors  the  Fund's   compliance  with  applicable   state
                    securities laws;

               o assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plans adopted by the Fund pursuant to Rule 12b-1; and


               o takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

          The Fund has paid the following fees for administrative services over the past three fiscal years:

--------------------------------------------------------------------------------
Fiscal Year ended            Fiscal year ended             Fiscal year ended
 August 31, 2000              August 31, 1999                August 31, 1998
--------------------------------------------------------------------------------
  $264,075                       $156,927                        $169,932
--------------------------------------------------------------------------------

                       TRANSFER AGENT AND FUND ACCOUNTANT

          Firstar Mutual Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to:

               o    issue and redeem shares of the Fund,

               o make dividend and other distributions to shareholders of the Fund,

               o respond to correspondence by Fund shareholders and others relating to its duties,

               o    maintain shareholder accounts, and

               o    make periodic reports to the Fund.

          In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund.

                                    CUSTODIAN

          Firstar Bank, N.A. serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Bank, N.A. has agreed to:

               o    maintain a separate account in the name of the Fund,

               o make receipts and disbursements of money on behalf of the Fund,

               o    collect  and  receive  all  income  and other  payments  and
                    distributions   on   account   of   the   Fund's   portfolio
                    investments,

               o    respond  to  correspondence   from  shareholders,   security
                    brokers and others relating to its duties, and

               o make periodic reports to the Fund concerning the Fund's operations.

          Firstar Bank, N.A. does not exercise any supervisory function over the purchase and sale of securities.

                        ALLOCATION OF PORTFOLIO BROKERAGE

          The Fund's portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions. These include the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving the Investment Manager and its clients. In transactions of equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances when, in the opinion of the Investment Manager, better prices and executions are available elsewhere.

          The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:

               o    information  as  to  the   availability  of  securities  for
                    purchase or sale,

               o    statistical or factual information, or

               o    opinions pertaining to investments.

          The Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution, but only when execution and price are comparable to that offered by other brokers. The Fund paid the following amounts in brokerage commissions during the past three fiscal years.

--------------------------------------------------------------------------------
Fiscal Year ended          Fiscal year ended               Fiscal year ended
 August 31, 2000            August 31, 1999                 August 31, 1998
--------------------------------------------------------------------------------
  $2,045,711                  $1,608,937                      $1,039,337
--------------------------------------------------------------------------------

          The Investment Manager, which is a member of the NASD and a broker-dealer registered under the Securities Exchange Act of 1934, and certain other Fund affiliates, may act as brokers to execute transactions for the Fund subject to procedures set forth in Rule 17e-1 under the 1940 Act designed to ensure the fairness of such transactions. These procedures include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm's length transaction of a like size and nature.

          The following table shows the amounts of brokerage commissions paid by the Fund to affiliated broker-dealers during the three most recently completed fiscal periods. The table also indicates the identity of such brokers and the reasons for their affiliation, as well as the percentage of the Fund's total dollar amount of commission-based transactions, and the percentage of the Fund's total commissions paid, during the Fund's most recently completed fiscal year.

-----------------------------------------------------------------------------------------------------------------
                      BROKERAGE COMMISSIONS PAID          PERCENTAGE    PERCENTAGE
                      FOR FISCAL YEAR ENDED:              OF FUND'S     OF AGGREGATE
                                                          TOTAL         DOLLAR
                                                          COMMISSIONS   AMOUNT FOR                  REASON FOR
                                                          FOR FISCAL    FISCAL YEAR    AFFILIATED   AFFILIATION
                                                          YEAR ENDED:   ENDED:
-----------------------------------------------------------------------------------------------------------------
BROKER-DEALER         8/31/00    8/31/99      8/31/98     8/31/00       8/31/00
-----------------------------------------------------------------------------------------------------------------
Albert Freid Co.      $215,159   $106,080     $43,266     10.54%        11.70%         Yes          Limited
                                                                                                    Partner of
                                                                                                    Investment
                                                                                                    Manager
-----------------------------------------------------------------------------------------------------------------
Bear, Stearns         $121,741   $143,020     $70,571     5.95%         5.78%          Yes          Limited
Securities Corp.                                                                                    Partner of
                                                                                                    Investment
                                                                                                    Manager
-----------------------------------------------------------------------------------------------------------------
Olstein &             $558,349   $428,626     $288,530    27.29%        28.06%         Yes          Manager and
Associates, L.P.                                                                                    Principal
                                                                                                    Underwriter
                                                                                                    of Fund
-----------------------------------------------------------------------------------------------------------------


          The Investment Manager may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

          The Investment Manager is responsible for making the Fund's portfolio decisions subject to the limitations described in the prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

                                  CAPITAL STOCK

          The beneficial interest in the Trust is divided into an unlimited number of shares, with a par value of $0.001 per share. The Board of Trustees is empowered under the Trust's Agreement and Declaration of Trust to authorize the division of shares into separate series and the division of series into separate classes of shares without shareholder approval. Pursuant to this authority, the Board established and designated the Olstein Financial Alert Fund series of shares, and further divided such series into Adviser Class and Class C shares.

          When issued, all shares will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights, except that shares of each class have sole voting rights with respect to matters that only affect the holders of that class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the class. Shares can be issued as full or fractional shares. A fractional share has proportionally the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. Each share may be freely retained or disposed of according to the purchase and redemption requirements of the Fund.

          The assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a series, shall be allocated and charged by the Trustees to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series in absence of manifest error. Notwithstanding the foregoing, shares of separate classes of a particular series may be subject to differing allocations of income to reflect different expense levels that affect the individual class. Such varying expenses can include distribution or transfer agent expenses, but not investment management fees.

          The Trustees have full discretion to determine which items shall be treated as income and which items as capital in dividend or distribution payments.

                               PURCHASE OF SHARES

          The shares of the Fund are continuously offered by the Distributor. Orders will not be considered complete until receipt by Firstar Mutual Fund Services, LLC and acceptance by the Distributor of a completed account application form, and receipt of payment for the shares purchased. Once the completed account application and payment are received, orders will be confirmed at the next determined net asset value for the particular class (based upon valuation procedures described in the Prospectus) as of the close of business of the business day on which the completed order is received. Completed orders received by the Fund after the close of the business day will be confirmed at the next day's price. Presented below is the computation of the offering price for each class of shares of the Fund as of August 31, 2000, using the following formula: Total Assets - Total Liability/Outstanding Shares = Offering price.

Class C Shares: $474,328,930 - $8,677,101/27,767,527 shares = $16.77 per share
Adviser Class Shares: $24,439,661 - $382,096/1,424,275 shares = $16.89 per share

--------------------------------------------------------------------------------
PURCHASES BY TRANSFERRING OTHER SECURITIES
--------------------------------------------------------------------------------
If the Fund agrees, you may be permitted to purchase Fund shares by transferring securities to the Fund. The securities must

o    meet the Fund's investment objectives and policies

o    be acquired by the Fund for investment purposes

o be liquid securities which are not restricted as to transfer either by law or liquidity of market

o have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ; and

o at the discretion of the Fund, the value of the security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund must not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities  transferred  to the  Fund  will  be  valued  according  to the  same procedures used to determine the Fund's NAV. All dividends, interests, subscription, or other rights pertaining to the securities will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis in the securities.
--------------------------------------------------------------------------------

                                   REDEMPTIONS

          Under normal circumstances investors may redeem shares at any time, subject to any applicable contingent deferred sales charge ("CDSC"). Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the first net asset value per share determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described in the prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

          Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law. However, the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days for the following reasons:

          (1) for any period during which the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted by the SEC,

          (2) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or

          (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

          Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value" in the Prospectus.

          In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. When a shareholder has requested redemption of all or a part of the shareholder's investment, and when the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption. However, the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                                  DISTRIBUTIONS

Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitute its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Information on the Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

                                    TAXATION

Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

Excise Tax Distribution Requirements. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption of Fund Shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. Distributions from the Fund will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. The Fund may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to the Fund or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

                               GENERAL INFORMATION

INDEPENDENT AUDITOR
-------------------

          The Fund's independent auditors, Ernst & Young LLP, 111 East Kilbourn Avenue, Milwaukee, WI, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

CODE OF ETHICS
--------------
                  The Fund and Olstein & Associates, L.P. ("Olstein"), the Fund's investment manager and distributor, have adopted a Code of Ethics for certain access persons of the Trust and Olstein, which includes the Trustees and certain officers and employees of the Trust and Olstein. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities which are being purchased, sold or considered for purchase or sale by the Fund. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund's investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures. In addition, trading by persons associated with Olstein is also governed by Olstein's Policy Statement on Insider Trading.

                                   PERFORMANCE

CALCULATION OF PERFORMANCE DATA
-------------------------------

          Total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

          SEC rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed in the manner required by the SEC. Total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

          As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five or ten-year periods and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                                  P(1+T)n = ERV

where:

       P     =    a hypothetical initial payment of $1,000;

       T     =    average annual total return;

       n     =    number of years; and

       ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods
                  (or a fractional  portion thereof).

The return information for the Class C shares of the Fund is shown in the table below:

----------------------------------------------------------------------------------------------------------------------
                                                                             without the CDSC        with the CDSC
                                                                         ========================= ===================
Annual Return for the Fiscal Year ended 8/31/00                                   24.64%                 22.14%
Annual Total Return for the Period from 9/21/95 - 8/31/00                         25.34%                 25.34%
Aggregate Total Return for the Period from 9/21/95 - 8/31/00                     205.96%                205.96%
-----------------------------------------------------------------------------------------------------------------------

The Annual return for the fiscal year ended August 31, 2000 for the Adviser Class shares was 25.17%.

          Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS
------------------------------

          To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:


Barron's                                         Personal Investor
Business Week                                    Personal Investing News
CDA Investment Technologies, Inc.                Russell 2000 Index
Kiplinger's Personal Finance                     Russell 2000 Value and Growth Indexes
Consumer Digest                                  S&P 500  Composite  Stock Price Index
Financial World                                  S&P SmallCap 600 Index
Forbes                                           S&P MidCap 400 Index
Fortune                                          S&P/Barra Growth & Value Indexes
Investment Company Data, Inc.                    Success
Investor's Daily                                 The New York Times
Lipper Mutual Fund Performance Analysis          U.S.  News and World Report
Lipper Mutual Fund Indices                       USA Today
Money                                            Wall Street Journal
Morningstar, Inc.                                Wiesenberger Investment Companies Services
Mutual Fund Values                               Wilshire Medium & Small Cap Indexes
Nasdaq Indexes


          Along with performance advertisements, the Fund may also present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust

                              FINANCIAL STATEMENTS

          The financial statements and financial highlights of the Fund for the fiscal year ended August 31, 2000 which appear in the Fund's Annual Report to Shareholders and the report thereon by Ernst & Young LLP, the Fund's independent auditors, also appearing therein, are incorporated by reference into this Statement of Additional Information. The Annual Report may be obtained, without charge, by writing or calling the Fund's Distributor at the address or number listed on the cover page of this Statement of Additional Information.